                                          ANNUAL REPORT
                                          SEPTEMBER 30, 2001

PRUDENTIAL
Small Company Fund, Inc.

FUND TYPE
Small-capitalization stock

OBJECTIVE
Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its
affiliates.                                     (LOGO)

Prudential Small Company Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Small Company Fund, Inc.
(the Fund) invests in stocks of small
companies located mostly in the United
States. We consider companies small if
their total market value is less than
the largest total market value of any
company in the Standard & Poor's
SmallCap 600 Index (S&P 600 Index)--$3.0 billion on September 30, 2001. The gap between the return on small companies and that on large companies can be substantial in either direction in any year. That is why investors are often advised to own both for diversification. We focus on stocks that we believe have above-average prospects for earnings growth, but also can be purchased at below-average multiples of their earnings or at discounts to their intrinsic values.
This approach is often referred to as
GARP, or "growth at a reasonable
price." There can be no assurance that
the Fund will achieve its investment
objective.

Portfolio Composition

    Sectors expressed as a percentage of
    net assets as of 9/30/01
        16.8%   Consumer Discretionary
        16.7    Information Technology
        16.0    Industrials
        15.4    Financials
        11.2    Healthcare
         7.0    Telecommunication Services
         5.3    Consumer Staples
         4.0    Energy
         2.6    Materials
         1.6    Utility
         3.4    Cash & Equivalents

Ten Largest Holdings

    Expressed as a percentage of
    net assets as of 9/30/01
        3.4%   Western Wireless Corp.
               Telecommunications
        2.3    Renal Care Group, Inc.
               Health Services
        2.0    Whole Foods Market, Inc.
               Foods
        1.8    Networks Associates, Inc.
               Technology
        1.8    SUPERVALU, Inc.
               Foods
        1.5    Pentair, Inc.
               Miscellaneous Industrial
        1.5    NCO Group, Inc.
               Commercial Services
        1.4    Ross Stores, Inc.
               Retail
        1.4    Everest Re Group, Ltd.
               Insurance
        1.3    Fisher Scientific
               International, Inc.
               Pharmaceuticals

Holdings are subject to change.

                            www.prudential.com    (800) 225-1852

Annual Report    September 30, 2001

Cumulative Total Returns1    As of 9/30/01

                          One     Five         Ten      Since
                         Year     Years       Years    Inception2
Class A                -11.57%    22.86%     161.13%    216.50%
Class B                -12.26     18.43      142.04     630.81
Class C                -12.26     18.43        N/A       68.33
Class Z                -11.33     24.64        N/A       39.48
Lipper Small-Cap Core
  Fund Avg.3           -12.45     46.04      196.73       **
Russell 2000 Index4    -21.21     24.86      159.52       ***
S&P 600 Index5         -10.63     45.29      218.62      ****

Average Annual Total Returns1                      As of 9/30/01

                 One     Five     Ten        Since
                Year     Years    Years    Inception2
    Class A    -15.99%   3.14%    9.51%      9.87%
    Class B    -16.65    3.30     9.24       9.99
    Class C    -14.01    3.23     N/A        7.38
    Class Z    -11.33    4.50     N/A        6.14

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments LLC
  and Lipper Inc. The cumulative total
  returns do not take into account sales
  charges. The average annual total
  returns do take into account applicable
  sales charges. The Fund charges a
  maximum front-end sales charge of 5%
  for Class A shares. Class B shares are
  subject to a declining contingent
  deferred sales charge (CDSC) of 5%, 4%,
  3%, 2%, 1%, and 1% for six years.
  Approximately seven years after
  purchase, Class B shares will
  automatically convert to Class A shares
  on a quarterly basis. Class C shares
  are subject to a front-end sales charge
  of 1% and a CDSC of 1% for 18 months.
  Class Z shares are not subject to a
  sales charge or distribution and
  service (12b-1) fees.

2 Inception dates: Class A, 1/22/90;
  Class B, 11/13/80; Class C, 8/1/94; and
  Class Z, 3/1/96.

3 The Lipper Average is unmanaged, and
  is based on the average return for all
  funds in each share class for the one-,
  five-, ten-year, and since inception
  periods in the Small-Cap Core Fund
  category. Lipper Small-Cap Core funds,
  by portfolio practice, invest at least
  75% of their equity assets in companies
  with market capitalizations (on a
  three-year weighted basis) less than
  250% of the dollar-weighted median
  market capitalization of the S&P
  SmallCap 600 Index. Small-Cap Core
  funds seek long-term growth of capital
  by investing in companies that are
  considered undervalued relative to a
  major unmanaged stock index based on
  price-to-current earnings, book value,
  asset value, or other factors. These
  funds will normally have an average
  price/earnings ratio, price-to-book
  ratio, and three-year earnings growth
  figure.

4 The Russell 2000 Index is an
  unmanaged, capital-weighted index of
  the smallest 2,000 stocks among the
  largest 3,000 equity-capitalized U.S.
  corporations, and represents
  approximately 8% of their aggregate
  market value.

5 The S&P 600 Index began 2/29/84,
  therefore the return represents an
  inception from that time till present
  (9/30/01).

**Lipper Since Inception returns are
  263.18% for Class A, 1005.61% for Class
  B, 115.05% for Class C, and 66.24% for
  Class Z, based on all funds in each
  share class.

***The Russell 2000 Index Since
   Inception returns are 216.27% for Class
   A, 737.72% for Class B, 83.41% for
   Class C, and 34.23% for Class Z.

****The S&P 600 Index Since Inception
    returns are 270.43% for Class A,
    436.86% for Class B, 124.64% for Class
    C, and 61.14% for Class Z.

(LOGO)                            November 14, 2001

DEAR SHAREHOLDER,
Through the very difficult 12 months
ended September 30, 2001,  small-
company stocks lost substantially less
than large caps and mid-caps: although
the Russell 2000 Index of small-cap
stocks fell 21.21%, the Russell 1000
Index of large caps and mid-caps fell 28.42%.
In this steep market correction, the
Prudential Small Company Fund's Class A
shares returned -11.57% (-15.99% to
those paying the maximum one-time Class
A share sales charge), substantially
better than both the overall small-cap
market and the -12.45% return of its
peers, as represented by the Lipper
Small-Cap Core Funds Average.

The Fund's good relative performance
resulted primarily from its emphasis on
companies less exposed to the economic
slowdown--food, health, and retail
firms--and to the large positive returns on these investments. In addition, some of the Fund's largest holdings made positive contributions despite the falling market. Nonetheless, the very poor performance of its information technology (IT) stocks, which were affected by the broader IT market, resulted in a negative overall return.

Small companies are usually more
vulnerable to economic shocks than
large companies. This time, however,
inexpensive small-company stocks held
up better than their more expensive
large-cap counterparts. Conversely,
when economies start to improve, small-
cap stocks historically outperform
large-cap stocks. The tendency of
small- and large-cap stocks to perform
differently underscores the importance
of diversification. A portfolio that
holds both is better positioned to
weather the fluctuations that occur
during the course of a normal business
cycle.

Sincerely,


David R. Odenath, Jr., President
Prudential Small Company Fund, Inc.

Prudential Small Company Fund, Inc.

Annual Report    September 30, 2001

INVESTMENT ADVISER'S REPORT

HOW DID WE OUTPERFORM?
The reporting period was difficult for
small-company stocks, and more so for
the stocks of larger companies. Any
positive returns stood out, and the
Fund outperformed the overall market
and its peer group average because many
of its holdings--primarily in the food,
financial, healthcare, and retail
industries--did make positive
contributions to its return.

People eat regardless of economic
conditions. Food-related businesses
tend to hold up well in economic
downturns. We had positioned the Fund
defensively, so firms in this industry
group made the largest contribution (in
the aggregate) to its return. The most
significant contributions came from
Earthgrain Company (which was purchased
by Sara Lee during the period), Whole
Foods Markets, and SUPERVALU (see
Comments on Largest Holdings for the
latter two), but several other holdings
also made positive contributions.

Strong performance from financials.
Many financial firms benefited from
declining interest rates, which
increased the value of their bond
portfolios and reduced the cost of
borrowing. Insurance companies also
benefited from a recent upturn in rates
after several years in which intense
competition kept a cap on the prices they could charge. Weaker firms began to drop out of the business, providing some breathing space for the survivors. The
Fund's holdings also were less credit-
sensitive than many other financial
firms, so their prospects became more
attractive relative to others as the
economy slowed.

Everest Re Group, Ltd., a property and
casualty reinsurance company (one that
covers some exposures of other
insurers) that remains among our larger
holdings, and Astoria Financial, a
savings and loan, were long-term
holdings of the Fund that contributed
significantly to this period's return.
We added to our holdings of BankNorth
Group--a leading commercial bank in the
New England region--early in the period.
It, too, had good gains during the

Prudential Small Company Fund, Inc.

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 9/30/01
3.4%   Western Wireless Corp./Telecommunications
       Western Wireless provides wireless
       communications services to more than
       one million customers in 17 states in
       the western United States under the
       Cellular One name. It has grown rapidly
       both internally and through
       acquisitions. Because it operates in
       areas with low population density,
       Western is less subject to competition
       from the large nationwide companies.
       Moreover, it benefits from significant
       high-margin roaming revenues from
       customers of other plans who travel in
       Western's service territory.

2.3%   Renal Care Group, Inc./Health Services
       Renal Care provides all dialysis and
       ancillary services to patients with
       chronic kidney failure. This life-
       supporting service is about as far from
       a cyclical business as one can get, and
       we expect business to increase, given
       the aging population and the increasing
       incidence of obesity in the United States.
       Renal Care provides high-quality care, and has established relationships with kidney doctors. It is positioned well for expansion because of Its high free cash flow and lower debt than the industry average.

2.0%   Whole Foods Market Inc./Foods
       Whole Foods, whose approximately 110
       stores already make it the largest
       natural food retailer in the United
       States, continues to gain market
       share. We think it can increase
       the number of stores by 15% to 20% a
       year while increasing sales by 8% a
       year in existing stores. The natural
       foods market is growing approximately
       five times faster than traditional food
       retailing, but Whole Foods is currently
       valued only slightly better than
       traditional food retailers.

1.8%    Networks Associates, Inc./Technology
        Network Associates makes computer
        security and network management software, such as the McAfee line of antivirus software and Sniffer network management tools. Its shares became attractively priced because of the downturn in the computer industry and because it had some weak product lines. New management tightened the company's focus, and its shares began to rebound.
        Their products are likely to benefit
        from the renewed attention to security
        issues.

1.8%    SUPERVALU Inc./Foods
        SUPERVALU is the nation's largest food
        distributor and a major food retailer,
        but is currently valued at only 12.8
        times its estimated 2001 earnings. This
        represents an excellent value for a
        defensive company in a potentially
        slowing economy. As the company
        integrates recently acquired retail
        operations, we expect it to be able to
        improve its operating margins.

        Holdings are subject to change.

                      www.prudential.com    (800) 225-1852

reporting period. Before period-end, we
took some of our profits on Everest and
BankNorth, and sold our entire Astoria
position. We had smaller positions or
smaller gains on our other financial
holdings. Taken together, financials
accounted for more than 12% of the
Fund's assets over the fiscal year.

Healthcare services also are noncyclical.
Healthcare services are another essential industry that holds up well in difficult times. The largest single contributor to the Fund's return was Renal
Care Group (see Comments on Largest
Holdings). In addition, one of the
Fund's hospital management
holdings, Triad Hospitals, bought
another, Quorum Health Group, at a
premium to the market price. Investors
apparently thought the purchase was a
smart move because Triad's share price
rose after the acquisition.

Consumers kept buying... Ross Stores, an off-price retailer, and Coach, a luxury brand, sell to quite different ends of the income spectrum, but both made significant positive contributions to the Fund's return. The Fund's other retail and apparel holdings also held up relatively well.

 ...and disposing of waste. The Fund also had a substantial position in Republic
Services, the third largest provider of
solid waste services in the United
States. The waste industry is much less
sensitive to an economic slowdown than
most, and Republic has one of the
strongest market positions in the industry.
It also was among the larger positive
contributors to the Fund's return.

A SETBACK FOR IMAX
Imax, our second largest holding at the
beginning of the period, provides
large-screen theater systems in more
than 25 countries. Its international
business is holding up well, but its
expansion throughout the United States
faces some near-term obstacles,
including a substantial overbuilding of
theater complexes. We thought Imax
would be somewhat immune to the impact
of this competition because Imax
theaters have done better than most.
Adding Imax gives a theater complex a
competitive advantage.

Prudential Small Company Fund, Inc.

Annual Report    September 30, 2001

However, the large-screen theater
business soured because few chains had
the capital to invest, and several even
filed for bankruptcy. This reduced the
potential market for Imax in the near
term.

Now some of these theater chains are
restructuring and beginning to emerge
from bankruptcy. Imax still offers a
competitive advantage, so we believe
its prospects over the next few years
are good. We expect it to recover
and reach profitability in 2002.
Nonetheless, it currently represents a
much smaller percentage of the Fund's
assets than it did at the beginning of
the reporting period.

TECHNOLOGY HAD THE LARGEST IMPACT
The technology sector accounted for the
bulk of our losses. Oak Technology and
Jupiter Media Metrix were among the
poorer performers. Oak, which designs
controller chips for CD read-write
drives and DVDs, was hurt by the drop
in the computer business, despite its
market leadership in that business
segment. We expect it to recover
strongly when computer inventories
return to normal and personal computer
sales revive. Media Metrix, a firm that
measured Internet usage, strained its
financial position when it bought
the Internet consultant Jupiter
Communications, then business for both
plummeted with the sharp contraction of
the Internet economy. We sold our
remaining stake after incurring a
substantial loss.

Woes for electronics contract
manufacturers. Contract manufacturers
are companies that make technical
products for other firms. Their clients
own the brand names, and design and
market electronic products. The
industry-wide surplus of information
technology inventories devastated the
contract manufacturers' business over
the short term, and share prices
dropped. APW (enclosures for
electronic products), REMEC (wireless
instruments), and Concord Camera
(photographic goods) were among the
largest detractors from the Fund's
return. We reduced our overall
commitment to the industry. However, we
continue to believe that contract
manufacturing offers important
efficiencies, and that the profits of
these companies should recover as the
industries they serve rebound.

                    www.prudential.com     (800) 225-1852

Taking advantage of volatility. Despite
the poor overall technology market, one
of the largest positive contributors to
the Fund's return was Photronics, which
makes the "masks" (templates) that are
used to manufacture semiconductor
chips. Since a new mask is needed for
each new design, Photronics' business
is tied more to the number of new
designs than to the number of
semiconductors sold.  As a policy, we
tend to take some profits when a stock
we own reaches our target expectations;
we may buy its shares again when they
are less expensive if we continue to
like the company's prospects. During
this reporting period, such selling on
upswings and buying on dips allowed us
to generate a significant gain on our
holdings in Photronics, even though its
shares had a net decline over the
Fund's reporting period.

TELECOMMUNICATION SERVICES ALSO
PERFORMED POORLY
The Fund holds two companies that
provide wireless telecommunication
services in rural areas. Rural
Cellular's shares dropped with those of
most telecommunications providers, and
we added to our holdings at better
prices. Western Wireless was among our
five largest holdings at the beginning
of the reporting period, and was our
largest at period-end (see Comments on
Largest Holdings). Despite its small
decline over the reporting period, it
was a positive contributor to the
Fund's return because of our purchases
and sales in the volatile market. We
think these companies are well
positioned to benefit from the
continued growth and likely
consolidation in the wireless industry.

LOW OIL PRICES HURT ENERGY-RELATED STOCKS
Energy-related stocks tend to rise or
fall with the price of the underlying
commodities: oil and natural gas.
Although we believe the long-term
supply and demand balance for these
commodities will push prices up, they
suffered from reduced demand during
this reporting period because of the
global economic downturn and the mild
summer in heavily populated areas of the United States. The Fund's holdings in this sector, particularly Maverick
Tube, detracted from its return.

Prudential Small Company Fund, Inc.

Annual Report    September 30, 2001

LOOKING AHEAD
Historically, the earnings of smaller
companies have been more vulnerable to
economic slowdowns than those of larger
firms. As a consequence, small-cap
stocks have generally been priced at a
discount to large caps, and have tended
to decline when investors expected a
recession and rebound strongly when a
recovery was in view. This slowdown has
been different. During the longest
period of sustained economic growth in
U.S. history, many investors forgot
about economic cycles and about any
small companies, except "new economy"
firms. Large differences in value
developed between large- and small-cap
stocks.

Over our reporting period, this gap
narrowed. As profit projections
declined in all market segments, the
prices of large-company stocks fell
even faster and further than those of
small companies. Price/earnings ratios
declined, but they fell the most for
the largest companies. Even after this
narrowing of the valuation gap, small-
cap stocks are still attractively
priced compared to large caps.
Prudential Small Company Fund
Management Team

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.6%
Common Stocks  96.6%
-------------------------------------------------------------------------------------
Aerospace/Defense  0.7%
     463,000   BE Aerospace, Inc.(a)                                  $    3,518,800
-------------------------------------------------------------------------------------
Appliances & Home Furnishings  2.5%
     587,500   Applica Inc.(a)                                             4,964,375
     254,300   Furniture Brands International, Inc.(a)                     4,953,764
     121,300   Tupperware Corp.                                            2,418,722
                                                                      --------------
                                                                          12,336,861
-------------------------------------------------------------------------------------
Automotive  1.4%
     108,800   Borg-Warner Automotive, Inc.                                4,384,640
     377,900   Tower Automotive, Inc.(a)                                   2,709,543
                                                                      --------------
                                                                           7,094,183
-------------------------------------------------------------------------------------
Banking  2.9%
     289,400   Banknorth Group, Inc.                                       6,459,408
      90,200   Community First Bankshares, Inc.                            2,166,604
     269,000   Silicon Valley Bancshares(a)                                5,433,800
                                                                      --------------
                                                                          14,059,812
-------------------------------------------------------------------------------------
Chemicals  0.7%
     515,900   Crompton Corp.                                              3,575,187
-------------------------------------------------------------------------------------
Commercial Services  5.2%
     173,000   Bright Horizons Family Solutions, Inc.(a)                   4,671,000
      12,500   G & K Services, Inc., Class A                                 331,875
     114,200   Iron Mountain, Inc.(a)                                      4,733,590
     526,500   NCO Group, Inc.(a)                                          7,202,520
     451,300   Pegasus Solutions, Inc.(a)                                  3,781,894
     134,400   Resources Connection, Inc.(a)                               2,443,392
      53,000   Steiner Leisure Ltd.(a)                                       848,000
   1,750,000   Student Advantage, Inc.(a)(b)                               1,820,000
                                                                      --------------
                                                                          25,832,271

    See Notes to Financial Statements                                      9

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Consulting  1.8%
     121,800   Forrester Research, Inc.(a)                            $    2,023,098
     118,200   Right Management Consultants, Inc.(a)                       3,670,110
     210,900   Watson Wyatt & Company Holdings(a)                          3,353,310
                                                                      --------------
                                                                           9,046,518
-------------------------------------------------------------------------------------
Containers & Packaging  0.9%
     300,500   Pactiv Corp.(a)                                             4,354,245
-------------------------------------------------------------------------------------
Dental Supplies  1.4%
     299,300   Align Technology, Inc.(a)                                     652,474
     138,400   DENTSPLY International, Inc.                                6,358,096
                                                                      --------------
                                                                           7,010,570
-------------------------------------------------------------------------------------
Distribution/Wholesalers  1.5%
   1,069,100   Brightpoint, Inc.(a)                                        3,314,210
     102,900   Tech Data Corp.(a)                                          3,899,910
                                                                      --------------
                                                                           7,214,120
-------------------------------------------------------------------------------------
Electrical Equipment  2.2%
     231,700   Belden, Inc.                                                4,355,960
     349,000   CommScope, Inc.(a)                                          6,236,630
                                                                      --------------
                                                                          10,592,590
-------------------------------------------------------------------------------------
Electrical Utilities  1.6%
      76,800   Avista Corp.                                                1,044,480
     212,400   El Paso Electric Co.(a)                                     2,793,060
     153,300   Orion Power Holdings, Inc.(a)                               3,909,150
                                                                      --------------
                                                                           7,746,690
-------------------------------------------------------------------------------------
Electronics  4.2%
     373,600   APW Ltd.(a)                                                 1,561,648
     257,300   Pemstar, Inc.(a)                                            2,958,950
      97,400   Photon Dynamics, Inc.                                       2,254,810
     549,950   REMEC, Inc.                                                 4,361,103
     313,000   Three-Five Systems, Inc.(a)                                 4,989,220

    10                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     304,800   TTM Technologies, Inc.(a)                              $    1,883,664
     115,200   Varian, Inc.(a)                                             2,935,296
                                                                      --------------
                                                                          20,944,691
-------------------------------------------------------------------------------------
Entertainment  1.6%
   1,443,400   Imax Corp.(a)                                               1,443,400
     320,600   Speedway Motorsports, Inc.(a)                               6,373,528
                                                                      --------------
                                                                           7,816,928
-------------------------------------------------------------------------------------
Financial Services  3.5%
     233,500   Allied Capital Corp.                                        5,312,125
     178,600   Eaton Vance Corp.                                           5,599,110
     186,200   Gladstone Capital Corp.                                     3,005,268
     168,300   W.P. Stewart & Co. Ltd.                                     3,263,337
                                                                      --------------
                                                                          17,179,840
-------------------------------------------------------------------------------------
Foods  5.7%
      90,200   Suiza Foods Corp.(a)                                        5,695,228
     432,933   SUPERVALU, Inc.                                             8,758,235
     194,000   United Natural Foods, Inc.(a)                               3,526,920
     316,100   Whole Foods Market, Inc.(a)                                 9,928,701
                                                                      --------------
                                                                          27,909,084
-------------------------------------------------------------------------------------
Health Services  6.1%
     316,600   Hooper Holmes, Inc.                                         1,975,584
     229,800   Omnicare, Inc.                                              5,016,534
     172,300   Priority Healthcare Corp.(a)                                4,135,200
      25,200   Province Healthcare Co.(a)                                    925,848
     204,600   PSS World Medical, Inc.(a)                                  1,951,884
     364,000   Renal Care Group, Inc.(a)                                  11,200,280
     136,908   Triad Hospitals, Inc.(a)                                    4,846,543
                                                                      --------------
                                                                          30,051,873
-------------------------------------------------------------------------------------
Insurance  5.1%
     178,427   AmerUs Group Co.                                            6,280,630
     104,200   Everest Re Group, Ltd.                                      6,741,740
     284,500   Max Re Capital Ltd. (Bermuda)(a)                            4,068,350

    See Notes to Financial Statements                                     11

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      60,552   Reinsurance Group of America, Inc.                     $    2,065,429
     125,300   StanCorp Financial Group, Inc.                              6,064,520
                                                                      --------------
                                                                          25,220,669
-------------------------------------------------------------------------------------
Media  2.7%
     301,100   Alliance Atlantis Communications, Inc.(a)                   2,920,670
      60,700   Entercom Communications Corp.(a)                            2,063,800
     459,800   Entravision Communications Corp., Class A(a)                3,931,290
     198,000   Getty Images, Inc.(a)                                       2,183,940
     272,100   Sinclair Broadcast Group, Inc., Class A(a)                  2,193,126
                                                                      --------------
                                                                          13,292,826
-------------------------------------------------------------------------------------
Medical Products  4.3%
     241,600   Apogent Technologies, Inc.(a)                               5,774,240
     365,400   AtheroGenics, Inc.(a)(b)                                    1,655,262
     312,000   Endocare Inc.(a)                                            5,475,600
     260,700   Fisher Scientific International, Inc.(a)                    6,621,780
     251,300   Intuitive Surgical, Inc.(a)                                 1,568,112
                                                                      --------------
                                                                          21,094,994
-------------------------------------------------------------------------------------
Miscellaneous Industrial  7.4%
     431,900   Advanced Lighting Technologies, Inc.(a)                       742,868
     213,750   CLARCOR, Inc.                                               5,108,625
     172,300   Flowserve Corp.(a)                                          3,402,925
     169,100   Graco, Inc.                                                 5,106,820
      45,400   Mobile Mini Inc.(a)                                         1,178,584
     242,600   Pentair, Inc.                                               7,464,802
     165,035   Robbins & Myers, Inc.                                       4,068,113
     113,200   Roper Industries, Inc.                                      4,074,068
     157,700   Valspar Corp.                                               5,273,488
                                                                      --------------
                                                                          36,420,293
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  3.4%
      74,700   Cabot Oil & Gas Corp., Class A                              1,490,265
     170,500   Encore Aquisition Co.(a)                                    2,557,500
     152,100   Hydril Co.(a)                                               2,118,753
     109,100   Newfield Exploration Co.(a)                                 3,185,720

    12                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     557,300   Pride International, Inc.(a)                           $    5,795,920
     116,100   St. Mary Land & Exploration Co.                             1,849,473
                                                                      --------------
                                                                          16,997,631
-------------------------------------------------------------------------------------
Pharmaceuticals  1.3%
      77,400   Aviron(a)                                                   1,926,486
      23,800   Cubist Pharmaceuticals, Inc.(a)                               779,926
     195,700   Titan, Pharmaceuticals Inc.(a)                              1,223,125
      96,500   ViroPharma, Inc.(a)                                         2,438,555
                                                                      --------------
                                                                           6,368,092
-------------------------------------------------------------------------------------
Photography  0.6%
     714,900   Concord Camera Corp.(a)                                     3,131,262
-------------------------------------------------------------------------------------
Precious Metals  1.2%
     281,600   Stillwater Mining Co.(a)                                    5,665,792
-------------------------------------------------------------------------------------
Real Estate Investment Trust  3.3%
      72,100   CenterPoint Properties Corp.                                3,442,775
     159,000   Cousins Properties, Inc.                                    3,935,250
     150,600   Kilroy Realty Corp.                                         3,757,470
     178,200   Liberty Property Trust                                      5,112,558
                                                                      --------------
                                                                          16,248,053
-------------------------------------------------------------------------------------
Restaurants  1.8%
     183,800   Jack in the Box, Inc.(a)                                    5,146,400
     385,700   The Steak n Shake Co.(a)                                    3,818,430
                                                                      --------------
                                                                           8,964,830
-------------------------------------------------------------------------------------
Retail  3.8%
     191,700   Abercrombie & Fitch Co., Class A(a)                         3,372,003
     562,700   Big Lots, Inc.(a)                                           4,664,783
     480,000   Pier 1 Imports, Inc.                                        3,984,000
     234,600   Ross Stores, Inc.                                           6,862,050
                                                                      --------------
                                                                          18,882,836
-------------------------------------------------------------------------------------
Semiconductors  2.6%
     191,200   Monolithic System Technology, Inc.                          1,669,176
     585,600   Oak Technology, Inc.(a)                                     4,567,680

    See Notes to Financial Statements                                     13

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     130,600   Photronics, Inc.(a)                                    $    2,409,570
     229,700   Power Integrations, Inc.(a)                                 4,185,134
                                                                      --------------
                                                                          12,831,560
-------------------------------------------------------------------------------------
Software  4.6%
     228,500   Documentum Inc.(a)                                          1,871,415
     376,900   Interwoven, Inc.                                            1,454,834
     357,000   Micromuse, Inc.(a)                                          2,027,760
     248,300   MRO Software, Inc.(a)                                       2,532,660
     699,900   Networks Associates, Inc.(a)                                9,021,711
     330,400   RealNetworks, Inc.(a)                                       1,605,744
     231,400   TIBCO Software Inc.(a)                                      1,698,476
     614,100   Visual Networks, Inc.(a)                                    1,400,148
     606,000   Vitria Technology, Inc.(a)                                  1,242,300
                                                                      --------------
                                                                          22,855,048
-------------------------------------------------------------------------------------
Steel  0.5%
     280,000   Maverick Tube Corp.(a)                                      2,536,800
-------------------------------------------------------------------------------------
Technology  2.1%
     441,000   Advanced Digital Information Corp.(a)                       4,546,710
     354,100   eSPEED, Inc.(a)                                             1,062,300
     364,100   PC-Tel, Inc.(a)                                             2,730,750
     285,500   X-Rite, Inc.                                                2,255,450
                                                                      --------------
                                                                          10,595,210
-------------------------------------------------------------------------------------
Telecommunications  6.5%
      50,900   AirGate PCS, Inc.(a)                                        2,260,978
     290,000   Rural Cellular Corp., Class A(a)                            7,047,000
     421,100   UbiquiTel, Inc.(a)                                          3,398,277
     292,000   US Unwired, Inc., Class A(a)                                2,949,200
     491,500   Western Wireless Corp.(a)                                  16,602,870
                                                                      --------------
                                                                          32,258,325

    14                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Waste Management  1.5%
     289,300   Republic Services, Inc.(a)                             $    4,686,660
      97,400   Waste Connections, Inc.(a)                                  2,629,800
                                                                      --------------
                                                                           7,316,460
                                                                      --------------
               Total common stocks (cost $528,122,865)                   476,964,944
                                                                      --------------
WARRANTS
     875,000   Student Advantage, Inc.
                Expires May 1, 2005(a)(b)
                (cost $0)                                                     78,838
                                                                      --------------
               Total long-term investments
                (cost $528,122,865)                                      477,043,782
                                                                      --------------
SHORT-TERM INVESTMENTS  4.3%
REPURCHASE AGREEMENT
Principal Amount
(000)
------------------------------------------------------------------------------------------
$     21,118   Joint Repurchase Agreement Account,
                3.22%, 10/1/01 (cost $21,118,000; Note 5)                 21,118,000
                                                                      --------------
               Total Investments  100.9%
                (cost $549,240,865; Note 4)                              498,161,782
               Liabilities in excess of other assets  (0.9%)              (4,652,043)
                                                                      --------------
               Net Assets  100%                                       $  493,509,739
                                                                      --------------
                                                                      --------------

------------------------------
(a) Non-income producing security.
(b) All or portion of security is restricted. The aggregate cost is $5,064,000. The aggregate value is $3,130,998, which represents 0.6% of net assets.
    See Notes to Financial Statements                                     15

       Prudential Small Company Fund, Inc.
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $549,240,865)                          $498,161,782
Cash                                                                     20,927
Receivable for investments sold                                       5,266,328
Receivable for Fund shares sold                                       1,180,719
Dividends and interest receivable                                       265,253
Prepaid expenses                                                         11,926
                                                                ------------------
      Total assets                                                  504,906,935
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                    8,186,605
Payable for investments purchased                                     1,859,360
Accrued expenses                                                        851,520
Management fee payable                                                  307,392
Distribution fee payable                                                192,319
                                                                ------------------
      Total liabilities                                              11,397,196
                                                                ------------------
NET ASSETS                                                         $493,509,739
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $    398,332
   Paid-in capital in excess of par                                 557,516,463
                                                                ------------------
                                                                    557,914,795
   Accumulated net realized loss on investments                     (13,325,973)
   Net unrealized depreciation on investments                       (51,079,083)
                                                                ------------------
Net assets, September 30, 2001                                     $493,509,739
                                                                ------------------
                                                                ------------------

    16                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($259,761,844 / 20,224,519 shares of common stock
      issued and outstanding)                                            $12.84
   Maximum sales charge (5% of offering price)                              .68
                                                                ------------------
   Maximum offering price to public                                      $13.52
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($132,989,880 / 11,685,251 shares of common stock
      issued and outstanding)                                            $11.38
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($18,847,121 / 1,655,835 shares of common stock
      issued and outstanding)                                            $11.38
   Sales charge (1% of offering price)                                      .12
                                                                ------------------
   Offering price to public                                              $11.50
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($81,910,894 / 6,267,621 shares of common stock
      issued and outstanding)                                            $13.07
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     17

       Prudential Small Company Fund, Inc.
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends                                                       $  3,721,610
   Interest                                                           1,190,457
                                                                ------------------
      Total income                                                    4,912,067
                                                                ------------------
Expenses
   Management fee                                                     4,010,861
   Distribution fee--Class A                                            715,627
   Distribution fee--Class B                                          1,676,394
   Distribution fee--Class C                                            194,333
   Transfer agent's fees and expenses                                 1,400,000
   Reports to shareholders                                              370,000
   Custodian's fees and expenses                                        121,000
   Registration fees                                                     89,000
   Legal fees and expenses                                               47,000
   Audit fee                                                             25,000
   Directors' fees and expenses                                          15,700
   Miscellaneous                                                          9,942
                                                                ------------------
      Total expenses                                                  8,674,857
                                                                ------------------
Net investment loss                                                  (3,762,790)
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                         27,179,082
Net change in unrealized appreciation on investments                (91,988,237)
                                                                ------------------
Net loss on investments                                             (64,809,155)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(68,571,945)
                                                                ------------------
                                                                ------------------

    18                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2001                  2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                        $   (3,762,790)       $   (1,466,410)
   Net realized gain (loss) on investment
      transactions                                27,179,082           (30,404,991)
   Net change in unrealized appreciation
      (depreciation) on investments              (91,988,237)          114,018,267
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                  (68,571,945)           82,146,866
                                            ------------------    ------------------
Fund share transactions (Note 6)
   (net of share conversions)
   Net proceeds from shares sold                 224,948,862           465,954,260
   Cost of shares reacquired                    (278,777,868)         (717,545,426)
                                            ------------------    ------------------
   Net decrease in net assets from Fund
      share transactions                         (53,829,006)         (251,591,166)
                                            ------------------    ------------------
      Total decrease                            (122,400,951)         (169,444,300)
NET ASSETS
Beginning of year                                615,910,690           785,354,990
                                            ------------------    ------------------
End of year                                   $  493,509,739        $  615,910,690
                                            ------------------    ------------------
                                            ------------------    ------------------

    See Notes to Financial Statements                                     19

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements

      Prudential Small Company Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations:    Investments traded on a national securities
exchange are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements

      Net investment income (loss), (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income semi-annually and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $3,762,790 and decrease paid-in capital by $3,762,790 due to the Fund experiencing net operating losses. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PIFM has entered into a subadvisory agreement with Jennison Associates LLC ('Jennison'). PIFM pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .70 of 1% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by
                                                                          21

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements Cont'd.

them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the year ended September 30, 2001.

      PIMS has advised the Fund that it received approximately $92,200 and $9,700 in front-end sales charges resulting from sales of Class A and Class C shares during the year ended September 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended September 30, 2001, it received approximately $365,500 and $3,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and Jennison are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM changed its name to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment under the SCA was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the year ended September 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended September 30, 2001, the Fund incurred fees of approximately $1,134,000 for the services of PMFS. As of September 30, 2001, approximately

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements

$72,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffliates.

      For the year ended September 30, 2001, Prudential Securities Incorporated ('PSI'), a wholly-owned subsidiary of Prudential earned approximately $3,100 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2001 were $459,759,374 and $517,083,719, respectively.

      The United States federal income tax basis of the Fund's investments at September 30, 2001 was $550,736,278 and, accordingly, net unrealized depreciation for federal income tax purposes was $52,574,496 (gross unrealized appreciation--$72,018,442; gross unrealized depreciation--$124,592,938).

      For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2001, of $11,830,560 which expires in 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of September 30, 2001, the Fund had a 3.9% undivided interest in the joint account. The undivided interest for the Fund represents $21,118,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Bear, Stearns & Co. Inc., 3.25%, in the principal amount of $155,000,000 repurchase price $155,041,979, due 10/01/01. The value of the collateral including accrued interest was $160,189,704.

      Credit Suisse First Boston Corp., 3.30%, in the principal amount of $155,000,000 repurchase price $155,042,625, due 10/01/01. The value of the collateral including accrued interest was $158,102,975.

      Goldman, Sachs & Co., 3.17%, in the principal amount of $150,000,000 repurchase price $155,039,625, due 10/01/01. The value of the collateral including accrued interest was $153,000,530.
                                                                          23

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements Cont'd.

      J.P. Morgan Chase, 3.05%, in the principal amount of $55,933,000 repurchase price $55,947,216, due 10/01/01. The value of the collateral including accrued interest was $57,118,193.

      UBS Warburg, 3.17%, in the principal amount of $30,108,000 repurchase price $30,115,954, due 10/01/01. The value of the collateral including accrued interest was $30,714,601.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 1 billion shares of common stock authorized $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock. Class A, Class B, Class C and Class Z shares each consist of 250 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended September 30, 2001:
Shares sold                                                  10,031,929    $ 142,230,061
Shares reacquired                                           (11,891,484)    (168,388,091)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,859,555)     (26,158,030)
Shares issued upon conversion from Class B                    1,987,502       27,749,512
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   127,947    $   1,591,482
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 2000:
Shares sold                                                  22,953,145    $ 301,249,492
Shares reacquired                                           (32,082,541)    (416,908,818)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (9,129,396)    (115,659,326)
Shares issued upon conversion from Class B                    3,732,291       50,187,179
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (5,397,105)   $ (65,472,147)
                                                            -----------    -------------
                                                            -----------    -------------

    24

       Prudential Small Company Fund, Inc.
             Notes to Financial Statements

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended September 30, 2001:
Shares sold                                                   1,991,217    $  25,046,850
Shares reacquired                                            (3,426,408)     (43,007,435)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,435,191)     (17,960,585)
Shares reacquired upon conversion into Class A               (2,234,084)     (27,749,512)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,669,275)   $ (45,710,097)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 2000:
Shares sold                                                   6,431,353    $  75,343,368
Shares reacquired                                           (16,597,815)    (189,752,213)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                (10,166,462)    (114,408,845)
Shares reacquired upon conversion into Class A               (4,167,176)     (50,187,179)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding               (14,333,638)   $(164,596,024)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                     940,758    $  11,816,134
Shares reacquired                                              (768,066)      (9,591,596)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   172,692    $   2,224,538
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 2000:
Shares sold                                                   2,565,702    $  31,632,503
Shares reacquired                                            (3,316,355)     (39,899,580)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (750,653)   $  (8,267,077)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                   3,167,531    $  45,855,817
Shares reacquired                                            (4,065,704)     (57,790,746)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (898,173)   $ (11,934,929)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 2000:
Shares sold                                                   4,253,732    $  57,728,897
Shares reacquired                                            (5,382,396)     (70,984,815)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,128,664)   $ (13,255,918)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Small Company Fund, Inc.
             Financial Highlights

                                                                     Class A
                                                               -------------------
                                                                   Year Ended
                                                               September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year                                  $   14.52
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.06)
Net realized and unrealized gain (loss) on investment
   transactions                                                         (1.62)
                                                                   ----------
      Total from investment operations                                  (1.68)
                                                                   ----------
Less distributions
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of year                                        $   12.84
                                                                   ----------
                                                                   ----------
TOTAL INVESTMENT RETURN(b):                                            (11.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 259,762
Average net assets (000)                                            $ 286,251
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          1.31%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.06%
   Net investment income (loss)                                          (.45)%
For Class A, B, C and Z shares:
Portfolio turnover rate                                                    83%

------------------------------
(a) Calculated based upon average shares outstanding during the period.
(b) Total investment return of shares does not consider effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    26                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  12.54             $  13.79             $  18.95             $  15.30
----------------     ----------------     ----------------     ----------------
         .01                 (.01)                  --                  .02
        1.97                  .29                (3.31)                6.06
----------------     ----------------     ----------------     ----------------
        1.98                  .28                (3.31)                6.08
----------------     ----------------     ----------------     ----------------
          --                (1.53)               (1.85)               (2.43)
----------------     ----------------     ----------------     ----------------
    $  14.52             $  12.54             $  13.79             $  18.95
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       15.70%                1.48%              (18.90)%              45.92%
    $291,869             $319,779             $365,431             $412,980
    $284,681             $360,707             $443,189             $287,894
        1.37%                1.27%                1.17%                1.21%
        1.12%                1.02%                 .92%                 .96%
         .04%                (.09)%                 --                  .15%
          92%                  39%                  36%                  58%

    See Notes to Financial Statements                                     27

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class B
                                                               -------------------
                                                                   Year Ended
                                                               September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year                                  $   12.97
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.15)
Net realized and unrealized gain (loss) on investment
   transactions                                                         (1.44)
                                                                   ----------
      Total from investment operations                                  (1.59)
                                                                   ----------
Less distributions
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of year                                        $   11.38
                                                                   ----------
                                                                   ----------
TOTAL INVESTMENT RETURN(b):                                            (12.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 132,990
Average net assets (000)                                            $ 167,639
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                          2.06%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                          1.06%
   Net investment income (loss)                                         (1.21)%

------------------------------
(a) Calculated based upon average shares outstanding during the year.
(b) Total investment return of shares does not consider effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    28                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  11.28             $  12.63             $  17.64             $  14.49
----------------     ----------------     ----------------     ----------------
        (.08)                (.10)                (.12)                (.09)
        1.77                  .28                (3.04)                5.67
----------------     ----------------     ----------------     ----------------
        1.69                  .18                (3.16)                5.58
----------------     ----------------     ----------------     ----------------
          --                (1.53)               (1.85)               (2.43)
----------------     ----------------     ----------------     ----------------
    $  12.97             $  11.28             $  12.63             $  17.64
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       14.88%                 .74%              (19.52)%              44.91%
    $199,149             $335,013             $514,159             $645,579
    $250,061             $444,747             $678,462             $443,761
        2.12%                2.02%                1.92%                1.96%
        1.12%                1.02%                 .92%                 .96%
       (0.69)%               (.82)%               (.75)%               (.60)%

    See Notes to Financial Statements                                     29

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class C
                                                               -------------------
                                                                   Year Ended
                                                               September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year                                   $ 12.97
                                                                    --------
Income from investment operations
Net investment income (loss)                                            (.15)
Net realized and unrealized gain (loss) on investment
   transactions                                                        (1.44)
                                                                    --------
      Total from investment operations                                 (1.59)
                                                                    --------
Less distributions
Distributions from net realized gains                                     --
                                                                    --------
Net asset value, end of year                                         $ 11.38
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(b):                                           (12.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $18,847
Average net assets (000)                                             $19,433
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                         2.06%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                         1.06%
   Net investment loss                                                 (1.21)%

------------------------------
(a) Calculated based upon average shares outstanding during the year.
(b) Total investment return of shares does not consider effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    30                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  11.28             $  12.63             $  17.64             $  14.49
    --------             --------             --------             --------
        (.08)                (.10)                (.12)                (.09)
        1.77                  .28                (3.04)                5.67
    --------             --------             --------             --------
        1.69                  .18                (3.16)                5.58
    --------             --------             --------             --------
          --                (1.53)               (1.85)               (2.43)
    --------             --------             --------             --------
    $  12.97             $  11.28             $  12.63             $  17.64
    --------             --------             --------             --------
    --------             --------             --------             --------
       14.88%                 .74%              (19.52)%              44.91%
    $ 19,236             $ 25,207             $ 26,804             $ 22,049
    $ 20,159             $ 27,813             $ 29,259             $  8,762
        2.12%                2.02%                1.92%                1.96%
        1.12%                1.02%                 .92%                 .96%
        (.70)%               (.83)%               (.75)%               (.60)%

    See Notes to Financial Statements                                     31

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class Z
                                                               -------------------
                                                                   Year Ended
                                                               September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year                                   $ 14.74
                                                                    --------
Income from investment operations
Net investment income (loss)                                            (.03)
Net realized and unrealized gain (loss) on investment
   transactions                                                        (1.64)
                                                                    --------
      Total from investment operations                                 (1.67)
                                                                    --------
Less distributions
Distributions from net realized gains                                     --
                                                                    --------
Net asset value, end of year                                         $ 13.07
                                                                    --------
                                                                    --------
TOTAL INVESTMENT RETURN(b):                                           (11.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $81,911
Average net assets (000)                                             $99,657
Ratios to average net assets:
   Expenses, including distribution fees and service
   (12b-1) fees                                                         1.06%
   Expenses, excluding distribution fees and service
   (12b-1) fees                                                         1.06%
   Net investment income (loss)                                         (.21)%

------------------------------
(a) Calculated based upon average shares outstanding during the period.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    32                                     See Notes to Financial Statements

       Prudential Small Company Fund, Inc.
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                           Year Ended September 30,
-------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  12.70             $  13.92             $  19.04             $  15.32
----------------     ----------------     ----------------     ----------------
         .04                  .02                  .04                  .06
        2.00                  .29                (3.31)                6.09
----------------     ----------------     ----------------     ----------------
        2.04                  .31                (3.27)                6.15
----------------     ----------------     ----------------     ----------------
          --                (1.53)               (1.85)               (2.43)
----------------     ----------------     ----------------     ----------------
    $  14.74             $  12.70             $  13.92             $  19.04
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       15.97%                1.70%              (18.58)%              46.38%
    $105,656             $105,355             $125,770             $151,215
    $ 98,623             $131,013             $154,623             $ 97,310
        1.12%                1.02%                 .92%                 .96%
        1.12%                1.02%                 .92%                 .96%
         .29%                 .16%                 .25%                 .40%

    See Notes to Financial Statements                                     33

       Prudential Small Company Fund, Inc.
             Report of Independent Accountants

The Shareholders and Board of Directors of
Prudential Small Company Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Small Company Fund, Inc. (the 'Fund') at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 21, 2001

       Prudential Small Company Fund, Inc.
             Supplemental Proxy Information (Unaudited)

      Meeting of the Fund's shareholders was held on February 1, 2001, in conjunction with shareholder meetings for certain other Funds within the Prudential Mutual Fund complex. The meeting was held for the following purposes:

(1) To elect the following thirteen individuals to serve on the Fund's Board of Directors to a term until the earlier to occur of (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy. Each Fund's retirement policy generally calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.
    - Saul K. Fenster
    - Delayne D. Gold
    - Robert F. Gunia
    - Douglas H. McCorkindale
    - W. Scott McDonald, Jr.
    - Thomas T. Mooney
    - Stephen P. Munn
    - David R. Odenath, Jr.
    - Richard A. Redeker
    - Judy A. Rice
    - Robin B. Smith
    - Louis A. Weil, III
    - Clay T. Whitehead

(2) To approve the adoption of a new subadvisory agreement between PIFM and Jennison.

(3) To permit PIFM to enter into subadvisory agreements with new subadvisers to the Fund, or make material changes to subadvisory agreements with existing subadvisers to the Fund, without obtaining shareholder approval. This is called the 'Manager-of Managers' structure and would not change the rate of advisory fees charged to a Fund.

(4) To approve an amendment to the management agreement for the Fund to permit PIFM to allocate assets among affiliated and unaffiliated subadvisers. The rate of advisory fees payable by each Fund would not change.

(5) To approve an amendment to certain fundamental investment restrictions and policies of the Fund.

(6) To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants of the Fund for the current fiscal year.
                                                                          35

       Prudential Small Company Fund, Inc.
             Supplemental Proxy Information (Unaudited) Cont'd.

      The results of the proxy solicitation on the above matters were:

             Director/Manager/
                Investment                Votes          Votes         Votes
           Restrictions/Auditor            for          Against      Withheld      Abstentions
       -----------------------------    ----------     ---------     ---------     -----------
(1)    Saul K. Fenster                  21,516,328            --       473,016             --
       Delayne D. Gold                  21,529,837            --       459,507             --
       Robert F. Gunia                  21,527,302            --       462,042             --
       Douglas H. McCorkindale          21,542,222            --       447,122             --
       W. Scott McDonald, Jr.           21,529,543            --       459,801             --
       Thomas T. Mooney                 21,534,889            --       454,455             --
       Stephen P. Munn                  21,543,818            --       445,526             --
       David R. Odenath, Jr.            21,522,426            --       466,918             --
       Richard A. Redeker               21,528,555            --       460,789             --
       Judy A. Rice                     21,533,239            --       456,105             --
       Robin B. Smith                   21,537,247            --       452,097             --
       Louis A. Weil, III               21,533,221            --       456,123             --
       Clay T. Whitehead                21,534,133            --       455,211             --
(2)    PIFM & Jennison                  20,998,877       469,332            --        521,135
(3)    PIFM                             15,512,450     1,221,847     4,699,651        555,396
(4)    PIFM                             15,852,397       853,000     4,669,651        584,296
(5a)   Fund Diversification             16,175,413       605,399     4,669,651        508,881
(5b)   Issuing Senior Securities,
        Borrowing Money and Pledging
        Assets                          15,825,742       874,582     4,669,651        589,369
(5c)   Buying and Selling Real
        Estate                          15,943,160       788,861     4,669,651        557,672
(5d)   Buying and Selling
        Commodities and Commodity
        Contracts                       15,804,079       928,829     4,699,651        556,785
(5e)   Fund Concentrations              16,051,539       650,560     4,699,651        587,594
(5f)   Engage in Underwriting           15,932,630       765,806     4,699,651        591,257
(5g)   Making Loans                     15,837,839       906,189     4,699,651        545,665
(5h)   Other Investment Restrictions    15,915,701       753,234     4,699,651        620,758
(6)    PricewaterhouseCoopers LLP       21,299,807       231,320            --        458,217

Prudential Small Company Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your
financial professional can provide you
with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS
THIS RISK WORTH IT?
Your financial professional can help
you match the reward you seek with the
risk you can tolerate. Risk can be
difficult to gauge--sometimes even the
simplest investments bear surprising
risks. The educated investor knows that
markets seldom move in just one
direction. There are times when a
market sector or asset class will lose
value or provide little in the way of
total return. Managing your own
expectations is easier with help from
someone who understands the markets,
and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you
wade through the numerous available
mutual funds to find the ones that fit
your individual investment profile
and risk tolerance. While the
newspapers and popular magazines are
full of advice about investing, they
are aimed at generic groups of
people or representative individuals--
not at you personally. Your financial
professional will review your
investmentobjectives with you. This
means you can make financial decisions
based on the assets and liabilities in
your current portfolio and your risk
tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But
sometimes it's difficult to hold on to
an investment when it's losing value
every month. Your financial
professional can answer questions when
you're confused or worried about your
investment, and should remind you that
you're investing for the long haul.

Prudential Small Company Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-
1852. Read the prospectus carefully
before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios,
Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                          www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


* This Fund is not a direct purchase
  money fund and is only an exchangeable
  money fund.

**Not exchangeable with the Prudential
  mutual funds.

Prudential Small Company Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

How many times have you read these
reports--or other financial materials--
and stumbled across a word that you
don't understand?

Many shareholders have run into the
same problem. We'd like to help. So
we'll use this space from time to time
to explain some of the words you might
have read, but not understood. And if
you have a favorite word that no one
can explain to your satisfaction,
please write to us.

Basis Point: 1/100th of 1%. For
example, one-half of one percent is 50
basis points.

Collateralized Mortgage Obligations
(CMOs): Mortgage-backed bonds that
separate mortgage pools into different
maturity classes called tranches. These
instruments are sensitive to changes in
interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive
their value from other securities. The
rate of return of these financial
instruments rises and falls--sometimes
very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate
charged by the Federal Reserve on loans
to member banks.

Federal Funds Rate: The interest rate
charged by one bank to
another on overnight loans.

Futures Contract: An agreement to
purchase or sell a specific amount of
a commodity or financial instrument at
a set price at a specified date in
the future.

www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that
the interest rate charged on borrowed
funds will be lower than the return on
the investment. While leverage can
increase profits, it can also magnify
losses.

Liquidity: The ease with which a
financial instrument (or product) can
be bought or sold (converted into cash)
in the financial markets.

Price/Earnings Ratio: The price of a
share of stock divided by the earnings
per share for a 12-month period.

Option: An agreement to purchase or
sell something, such as shares of
stock, by a certain time for a
specified price. An option need not be
exercised.

Spread: The difference between two
values; often used to describe the
difference between "bid" and "asked"
prices of a security, or between the
yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S.
market and denominated in U.S. dollars.

Prudential Small Company Fund, Inc.

Class A     Growth of a $10,000 Investment

                  (GRAPH)

Average Annual Total Returns as of 9/30/01

                                                             Since Inception
                        One Year    Five Years   Ten Years     (1/22/90)
With Sales Charge       -15.99%        3.14%       9.51%         9.87%
Without Sales Charge    -11.57%        4.20%      10.07%        10.36%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return for the past 10
years. The  graph  compares a $10,000
investment in the Prudential Small
Company Fund, Inc. (Class A shares)
with a similar investment in the
Russell 2000 Index (the Index) by
portraying the initial account values
at the beginning of the 10-year period
of Class A shares (September 30, 1991)
and the account values at the end of
the current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the maximum applicable
front-end sales charge was deducted
from the initial $10,000 investment in
Class A shares; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested.

The Index is an unmanaged, capital-
weighted index of the smallest 2,000
stocks among the largest 3,000 equity-
capitalized U.S. corporations, and
represents approximately 8% of their
aggregate market value. The Index total
returns include the reinvestment of all
dividends, but do not include the
effect of sales charges or operating
expenses of a mutual fund. The
securities that comprise the Index may
differ substantially from the
securities in the Fund. The Index is
not the only one that may be used to
characterize performance of equity
funds. Other indexes may portray
different comparative performance.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

                              www.prudential.com    (800) 225-1852

Class B     Growth of a $10,000 Investment

                  (GRAPH)

Average Annual Total Returns as of 9/30/01

                                                           Since Inception
                        One Year   Five Years   Ten Years    (11/13/80)
With Sales Charge       -16.65%      3.30%       9.24%         9.99%
Without Sales Charge    -12.26%      3.44%       9.24%         9.99%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return for the past 10
years. The graph compares a $10,000
investment in the Prudential Small
Company Fund, Inc. (Class B shares)
with a similar investment in the
Russell 2000 Index (the Index) by
portraying the initial account values
at the beginning of the 10-year period
of Class B shares (September 30, 1991)
and the account values at the end of
the current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has
been assumed that (a) the maximum
applicable contingent deferred sales
charge was deducted from the value of
the investment in Class B shares,
assuming full redemption on September
30, 2001; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested.
Approximately seven years after
purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. This conversion
feature is not reflected in the graph.

The Index is an unmanaged, capital-
weighted index of the smallest 2,000
stocks among the largest 3,000 equity-
capitalized U.S. corporations, and
represents approximately 8% of their
aggregate market value. The Index total
returns include the reinvestment of all
dividends, but do not include the
effect of sales charges or operating
expenses of a mutual fund. The
securities that comprise the Index may
differ substantially from the
securities in the Fund. The Index is
not the only one that may be used to
characterize performance of equity
funds. Other indexes may portray
different comparative performance.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

Prudential Small Company Fund, Inc.

               (GRAPH)

Class C     Growth of a $10,000 Investment

Average Annual Total Returns as of 9/30/01

                      One Year   Five Years   Ten Years    Since Inception
With Sales Charge      -14.01%     3.23%         N/A            7.38%
Without Sales Charge   -12.26%     3.44%         N/A            7.54%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Small Company Fund, Inc. (Class C
shares) with a similar investment in
the Russell 2000 Index (the Index) by
portraying the initial account values
at the commencement of operations of
Class C shares (August 1, 1994) and the
account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the applicable front-
end sales charge was deducted from the
initial $10,000 investment in Class C
shares; (b) the applicable contingent
deferred sales charge was deducted from
the value of the investment in Class C
shares, assuming full redemption on
September 30, 2001; (c) all recurring
fees (including management fees) were
deducted; and (d) all dividends and
distributions were reinvested.
The Index is an unmanaged, capital-
weighted index of the smallest 2,000
stocks among the largest 3,000 equity-
capitalized U.S. corporations, and
represents approximately 8% of their
aggregate market value. The Index total
returns include the reinvestment of all
dividends, but do not include the
effect of sales charges or operating
expenses of a mutual fund. The
securities that comprise the Index may
differ substantially from the
securities in the Fund. The Index is
not the only one that may be used to
characterize performance of equity
funds. Other indexes may portray
different comparative performance.
Investors cannot invest directly in
an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

                               www.prudential.com    (800) 225-1852

Class Z     Growth of a $10,000 Investment

                 (GRAPH)

Average Annual Total Returns as of 9/30/01

                       One Year  Five Years    Ten Years    Since Inception
With Sales Charge       -11.33%    4.50%         N/A            6.14%
Without Sales Charge    -11.33%    4.50%         N/A            6.14%

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Small Company Fund, Inc. (Class Z
shares) with a similar investment in
the Russell 2000 Index (the Index) by
portraying the initial account values
at the commencement of operations of
Class Z shares (March 1, 1996) and the
account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it  has
been assumed that (a) all recurring
fees (including management fees) were
deducted, and (b) all dividends and
distributions were reinvested. Class Z
shares are not subject to a sales
charge or distribution and service
(12b-1) fees.

The Index is an unmanaged, capital-
weighted index of the smallest 2,000
stocks among the largest 3,000 equity-
capitalized U.S. corporations, and
represents approximately 8% of their
aggregate market value. The Index total
returns include the reinvestment of all
dividends, but do not include the
effect of sales charges or operating
expenses of a mutual fund. The
securities that comprise the Index
may differ substantially from the
securities in the Fund. The Index is
not the only one that may be used to
characterize performance of equity
funds. Other indexes may portray
different comparative performance.
Investors cannot invest directly in
an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Maria G. Master, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols     NASDAQ     CUSIP
    Class A      PGOAX    743968109
    Class B      CHNDX    743968208
    Class C      PSCCX    743968307
    Class Z      PSCZX    743968406

MF109E    IFS-A067003                   (ICON)  Printed on Recycled Paper